NET TRADING INCOME	12 Months Ended
Dec. 31, 2021
Disclosure of trading income (expense) [Abstract]
NET TRADING INCOME
NOTE 7: NET TRADING INCOME

	2021	2020	2019
	£m	£m	£m
Foreign exchange translation gains (losses)	10	74	(203)
Gains on foreign exchange trading transactions	329	326	336
Total foreign exchange	339	400	133
Investment property losses	—	(20)	(8)
Securities and other gains (see below)	46	370	235
Net trading income	385	750	360
Securities and other gains comprise net gains (losses) arising on assets and liabilities held at fair value through profit or loss as follows:

	2021	2020	2019
	£m	£m	£m
Net income arising on assets and liabilities mandatorily held at fair value through profit or loss:
Financial instruments held for trading[1]	94	440	427
Other financial instruments mandatorily held at fair value through profit or loss:
Debt securities, loans and advances	6	37	25
Equity shares	11	9	(3)
	111	486	449
Net expense arising on assets and liabilities designated at fair value through profit or loss	(65)	(116)	(214)
Securities and other gains	46	370	235
1Includes hedge ineffectiveness in respect of fair value hedges (2021: gain of £195 million; 2020: gain of £546 million; 2019: gain of £153 million) and cash flow hedges (2021: loss of £58 million; 2020: gain of £259 million; 2019: gain of £131 million).